Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	152,390.722	157,094.496	154,736.764	160,040.020	159,980.042	182,693.002	226,646.771
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	6.797	6.797	6.797	17.460	12.094	39.121	71.411
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	16,634.319	14,425.482	16,607.481	14,393.200	14,762.240	14,145.541	16,444.909
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,246.975	2,789.892	3,203.759	2,730.889	2,774.133	2,496.701	2,198.058
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010